CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 291,429	1,764,221	1,655,857
Restricted cash (including restricted cash of the Consolidated Affiliated Entities that may only be used to settle obligations of the Consolidated Affiliated Entities of RMB9,003 and RMB2,679 (US$443) as of December 31, 2012 and 2013, respectively)	443	2,679	9,003
Short-term investments	232,823	1,409,439	2,110,073
Accounts receivable (net of allowance for doubtful accounts of RMB12,919 and RMB75,522 (US$12,475) as of December 31, 2012 and 2013, respectively)	226,313	1,370,031	932,796
Intangible assets, net	8,580	51,942	19,607
Deferred tax assets, net	1,296	7,843	10,470
Prepayments and other assets	13,595	82,300	64,909
Total current assets	774,479	4,688,455	4,802,715
Non-current assets:
Property and equipment, net	36,710	222,229	200,681
Intangible assets, net	197,841	1,197,671	1,304,923
Capitalized content production costs	194	1,176
Prepayments and other assets	32,683	197,856	229,185
Goodwill	704,126	4,262,569	4,255,570
Total non-current assets	971,554	5,881,501	5,990,359
TOTAL ASSETS	1,746,033	10,569,956	10,793,074
Current liabilities:
Accounts payable (including accounts payable of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB114,044 and RMB115,667 (US$19,107) as of December 31, 2012 and 2013, respectively)	35,321	213,825	181,878
Advances from customers (including advances from customers of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB21,603and RMB18,425 (US$3,044) as of December 31, 2012 and 2013, respectively)	4,143	25,081	21,603
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB867,128 and RMB969,702 (US$160,183) as of December 31, 2012 and 2013, respectively)	185,729	1,124,342	981,353
Current portion of long-term debt			7,441
Total current liabilities	225,193	1,363,248	1,192,275
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB 224,198 and RMB219,314 (US$36,228) as of December 31, 2012 and 2013, respectively)	36,262	219,519	224,374
Other liabilities (including other liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of Nil and RMB4,000 (US$661) as of December 31, 2012 and 2013, respectively)	672	4,070	19,552
Total non-current liabilities	36,934	223,589	243,926
Total liabilities	262,127	1,586,837	1,436,201
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,826,711	11,058,360	10,768,204
Statutory reserves	341	2,063	1,500
Accumulated deficit	(310,298)	(1,878,454)	(1,297,147)
Accumulated other comprehensive loss	(32,881)	(199,053)	(115,882)
Total shareholders' equity	1,483,906	8,983,119	9,356,873
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,746,033	10,569,956	10,793,074